Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2021 and 2020 (in millions):

	Fair Value Measurements as of
	December 31, 2021				December 31, 2020
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CCH Interest Rate Derivatives liability	$—	$(40)	$—	$(40)	$—	$(140)	$—	$(140)
Liquefaction Supply Derivatives asset (liability)	5	4	(1,221)	(1,212)	4	(5)	12	11

Fair Value Measurement Inputs and Valuation Techniques	The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2021:

	Net Fair Value Liability (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Physical Liquefaction Supply Derivatives	$(1,221)	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.380) - $0.628 / $(0.035)
		Option pricing model	International LNG pricing spread, relative to Henry Hub (2)	199% - 662% / 326%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	Spread contemplates U.S. dollar-denominated pricing.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows the changes in the fair value of our

Level 3 Physical Liquefaction Supply Derivatives, including those with related parties, during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Year Ended December 31,
	2021	2020	2019
Balance, beginning of period	$12	$35	$(4)
Realized and mark-to-market gains (losses):
Included in cost of sales	(1,276)	28	(83)
Purchases and settlements:
Purchases	9	—	121
Settlements	34	(58)	1
Transfers into Level 3, net (1)	—	7	—

Balance, end of period	$(1,221)	$12	$35

Change in unrealized gain (loss) relating to instruments still held at end of period	$(1,276)	$28	$(83)

(1)	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market for the underlying natural gas purchase agreements.

Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of our derivative instruments on our Consolidated Balance Sheets (in millions):

	December 31, 2021
	CCH Interest Rate Derivatives	Liquefaction Supply Derivatives (1)	Total
Consolidated Balance Sheets Location
Current derivative assets	$—	$17	$17
Derivative assets	—	37	37

Total derivative assets	—	54	54
Current derivative liabilities	(40)	(628)	(668)
Derivative liabilities	—	(638)	(638)

Total derivative liabilities	(40)	(1,266)	(1,306)

Derivative liability, net	$(40)	$(1,212)	$(1,252)

	December 31, 2020
	CCH Interest Rate Derivatives	Liquefaction Supply Derivatives (1)	Total
Consolidated Balance Sheets Location
Current derivative assets	$—	$10	$10
Current derivative assets—related party	—	3	3
Derivative assets	—	114	114
Derivative assets—related party	—	1	1

Total derivative assets	—	128	128
Current derivative liabilities	(100)	(43)	(143)
Derivative liabilities	(40)	(74)	(114)

Total derivative liabilities	(140)	(117)	(257)

Derivative asset (liability), net	$(140)	$11	$(129)

(1)
Does not include collateral posted with counterparties by us of $13 million and $5 million, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively. Includes a natural gas supply contract that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021 as discussed in Note 12—Related Party Transactions.

Derivative Net Presentation on Consolidated Balance Sheets	The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

	CCH Interest Rate Derivatives	Liquefaction Supply Derivatives
As of December 31, 2021
Gross assets	$—	$76
Offsetting amounts	—	(22)

Net assets	$—	$54

Gross liabilities	$(40)	$(1,295)
Offsetting amounts	—	29

Net liabilities	$(40)	$(1,266)

As of December 31, 2020
Gross assets	$—	$132
Offsetting amounts	—	(4)

Net assets	$—	$128

Gross liabilities	$(140)	$(136)
Offsetting amounts	—	19

Net liabilities	$(140)	$(117)

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of December 31, 2021, we had the following Interest Rate Derivatives outstanding:

	Notional Amounts
	December 31, 2021	December 31, 2020	Latest Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
CCH Interest Rate Derivatives	$4.5 billion	$4.6 billion	May 31, 2022	2.30%	One-month LIBOR

Derivative Instruments, Gain (Loss)
The following table shows the effect and location of our Interest Rate Derivatives on our Consolidated Statements of Operations during the years ended December 31, 2021, 2020 and 2019 (in millions):

		Loss Recognized in Consolidated Statements of Operations
	Consolidated Statements of Operations Location	Year Ended December 31,
		2021	2020	2019
CCH Interest Rate Derivatives	Interest rate derivative loss, net	$(1)	$(138)	$(101)
CCH Interest Rate Forward Start Derivatives	Interest rate derivative loss, net	—	(95)	(33)

Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table shows the effect and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Gain (Loss) Recognized in Consolidated Statements of Operations
	Year Ended December 31,
Consolidated Statements of Operations Location (1)	2021	2020	2019
LNG revenues	$4	$(1)	$—
Cost of sales	(1,244)	(27)	46
Cost of sales—related party (2)	11	(1)	(1)

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

(2)
Includes amounts recorded related to natural gas supply contracts that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021, as discussed in Note 12—Related Party Transactions.